[Letterhead of Inter-Tel, Incorporated]
April 27, 2006
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Inter-Tel, Incorporated
Preliminary Proxy Statement on Schedule 14A
Filed April 18, 2006
File No. 0-10211
     Ladies and Gentlemen:
     As requested by the staff in comment letter dated April 21, 2006, and with regard to the filing of revised preliminary proxy material as of the date hereof, Inter-Tel, Incorporated (the “Company”) hereby acknowledges to the United States Securities and Exchange Commission (the “Commission”) that:
•	The Company is responsible for the adequacy and accuracy of the disclosure in its filing;

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Very truly yours,
INTER-TEL, INCORPORATED
By   /s/ Kurt R. Kneip
Name: Kurt R. Kneip
Title: Chief Financial Officer
and Senior Vice President